Dec. 31, 2015
Lazard International Strategic Equity Portfolio
Lazard International Strategic Equity Portfolio
THE LAZARD FUNDS, INC.

Lazard International Strategic Equity Portfolio

Supplement to Prospectus dated April 29, 2016

The following replaces the table in " Fund Summary — Lazard International Strategic Equity Portfolio — Fees and Expenses " in the Prospectus:

	Institutional Shares	Open Shares	R6 Shares
Shareholder Fees (fees paid directly from your investment) Redemption Fee (as a % of amount redeemed, on shares owned for 30 days or less)	1.00%	1.00%	1.00%
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	.75%	.75%	.75%
Distribution and Service (12b-1) Fees	None	.25%	None
Other Expenses	.07%	.08%	.34%
Total Annual Portfolio Operating Expenses	.82%	1.08%	1.09%
Fee Waiver and Expense Reimbursement	—	—	.27%*
Total Annual Portfolio Operating Expenses After Fee Waiver and Expense Reimbursement	.82%	1.08%	.82%*

*	To the extent the Total Annual Portfolio Operating Expenses of the R6 Shares of the Portfolio exceed the Total Annual Portfolio Operating Expenses of the Portfolio's Institutional Shares (in each case, not including management fees, custodial fees or other expenses related to the management of the Portfolio's assets), Lazard Asset Management LLC (the "Investment Manager") has contractually agreed, until May 1, 2017, to bear the expenses of the R6 Shares in the amount of such excess. This agreement will terminate automatically in the event of termination of the Management Agreement between the Investment Manager and The Lazard Funds, Inc. (the "Fund"), on behalf of the Portfolio.

The following replaces " Fund Summary — Lazard International Strategic Equity Portfolio — Example " in the Prospectus:

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then hold or redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same, giving effect to the fee waiver and expense reimbursement arrangement in year one only.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$84	$262	$455	$1,014
Open Shares	$110	$343	$595	$1,317
R6 Shares	$84	$320	$575	$1,305